INCOME TAX - Disclosure of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Property, plant and equipment	$ (226,123)	$ (190,768)
Other financial assets	8,222	6,156
Provisions	29,721	22,746
Tax loss carry forwards	111,925	91,680
Deferred tax liability	$ (76,255)	$ (70,186)